Expenses by nature	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Expenses by nature	perating expense
The following table provides the consolidated statement of operation classification of our total operating expense:

		Year Ended December 31,
(in KUSD)	Note	2022	2021	2020
COGS		4,579	1,393	—

R&D
External costs (1)		116,550	91,875	97,768
Employee expenses (2)	8	71,348	66,127	44,264
R&D expense		187,898	158,002	142,032

S&M
External costs (3)		35,752	28,817	11,887
Employee expenses (2)	8	33,300	35,963	10,214
S&M expense		69,052	64,780	22,101

G&A
External costs (1)		23,640	21,486	13,637
Employee expenses (2)	8	48,366	49,976	41,493
G&A expense		72,006	71,462	55,130
Total operating expense		333,535	295,637	219,263
(1) Includes depreciation expense
(2) Includes share-based compensation expense
(3) Includes depreciation expense for Property, plant and equipment (“PP&E”) for the year ended December 31, 2022. All other depreciation expense was not material for the year ended December 31, 2022. Depreciation expense was not material for year ended December 31, 2021 and 2020.
The increase in Cost of product sales in the year ended December 31, 2022, was primarily driven by an impairment charge of USD 2.5 million, of which USD 1.7 million related to the manufacturing of antibodies that did not meet the Company's specifications, and an increase of USD 0.8 million was associated with inventory manufactured using the Company’s existing process at a new facility that did not meet our specifications. In addition, Cost of product sales during the year ended December 31, 2022 increased due to a full year of sales activity in 2022 as compared to 2021 due to the commencement of ZYNLONTA sales in May 2021.

R&D external costs increased primarily as a result of higher chemistry, manufacturing and controls ("CMC") expense due to manufacturing activities to support the ADCT-212 program during the year ended December 31, 2022 as well as our continued clinical trials to expand the potential market opportunities for ZYNLONTA in earlier lines of therapy and build our pipeline. The Company reversed KUSD 8,100 of previously recorded impairment charges during the year ended December 31, 2021, relating to inventory costs incurred for the manufacture of product prior to FDA approval, which also contributed to the increase in R&D expenses in 2022 compared to 2021. Employee expense increased in the year ended December 31, 2022 primarily due to higher contract labor expenses and share-based compensation expense.
R&D expenses increased in the year ended December 31, 2021 as the Company invested in medical programs to expand the potential market opportunities for ZYNLONTA in earlier lines of therapies and new histologies, advance Cami to support BLA submission, and build its pipeline. As a result of these initiatives, employee expense increased due to increased headcount and higher share-based compensation expense. External costs increased primarily due to the advancement of our clinical trials associated with ZYNLONTA. CMC expenses increased in advance of the launch of ZYNLONTA and advancement of ADCT-601 clinical activities. The reversal of USD 8.1 million of previously recorded impairment charges during the year ended December 31, 2021 relating to inventory costs associated with the manufacture of ZYNLONTA that were historically recorded as R&D expenses, partially offset the increase in R&D expenses for 2021 compared to 2020.
The increase in S&M expenses for the year ended December 31, 2022 was primarily due to increased professional expenses relating to the commercial launch of ZYNLONTA. This increase during the year ended December 31, 2022 was partially offset by lower employee expenses primarily due to lower share-based compensation expense. S&M expenses in the year ended December 31, 2021 were primarily related to the recruitment of commercial employees for the commercial launch of ZYNLONTA. External costs increased as a result of higher professional fees for the launch of ZYNLONTA.
The increase in G&A expenses in the year ended December 31, 2022 was primarily due to higher professional fees, including the fees associated with the license agreement entered into with MTPC. Employee expense for the year ended December 31, 2022 decreased as a result of lower share-based compensation expense partially offset by higher wages and benefits including USD 1.3 million of executive compensation associated with the CEO transition. The increase in G&A expense in the year ended December 31, 2021 was primarily due to higher employee expense as a result of increased share-based compensation expense. External costs also increased primarily as a result of higher professional fees associated with being a public company.